Consolidated Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Credit Income Opportunities Fund

Principal Amount	Description	Value (†)
Senior Loans — 41.5% of Net Assets
	Automotive — 0.5%
$498,741	IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 5.500%, 9.163%, 9/05/2029(a)(b)	$493,933
	Brokerage — 1.0%
998,000	Edelman Financial Center LLC, 2026 Term Loan B, 12/01/2031(c)	1,000,026
	Building Materials — 1.0%
976,637	OEP Glass Purchaser LLC, 2026 Term Loan B, 3/07/2033(c)	973,591
	Cable Satellite — 2.2%
1,062,000	CSC Holdings LLC, 2019 Term Loan B5, 4/15/2027(c)	743,400
1,438,245	DirecTV Financing LLC, 2024 Term Loan, 8/02/2029(c)	1,444,544
		2,187,944
	Chemicals — 2.7%
523,604	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.008%, 3/16/2029(a)(b)	498,408
1,060,000	New Arclin U.S. Holding Corp., 2026 USD Term Loan B, 1 mo. USD SOFR + 4.500%, 8.121%, 4/01/2033(a)(b)	968,766
1,254,000	SCIL IV LLC, USD Term Loan B, 11/08/2032(c)	1,249,297
		2,716,471
	Consumer Cyclical Services — 4.9%
741,000	Catawba Nation Gaming Authority, Term Loan B, 3/29/2032(c)	739,807
522,361	Grant Thornton Advisors LLC, 2025 Term Loan B, 6/02/2031(c)	496,191
1,074,752	Horizon U.S. Finco LP, Term Loan B, 10/31/2031(c)	1,002,206
1,250,412	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(c)	1,244,160
884,067	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(c)	888,761
498,705	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 7.482%, 7/13/2029(b)	488,731
		4,859,856
	Environmental — 0.2%
246,371	Northstar Group Services, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 8.413%, 5/31/2030(a)(b)	246,835
	Food & Beverage — 0.7%
761,078	Fiesta Purchaser, Inc., 2025 Repriced Term Loan, 2/12/2031(c)	745,727
	Healthcare — 3.7%
508,675	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 7.913%, 3/30/2029(b)	493,598
1,226,862	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(c)	1,215,612
494,744	LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.750%, 7.423%, 5/19/2031(a)(b)	486,705
746,121	Radiology Partners, Inc., 2025 Term Loan, 6/30/2032(c)	745,136
41,074	Team Services Group, 2026 Term Loan B, 3/31/2033(c)	40,085
728,926	Team Services Group, 2026 Term Loan B, 3 mo. USD SOFR + 5.250%, 8.982%, 3/31/2033(a)(b)	711,388
		3,692,524
Principal Amount	Description	Value (†)
	Industrial Other — 1.0%
$488,763	Jupiter Buyer, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.732%, 11/03/2031(a)(b)	$489,374
494,744	Michael Baker International LLC, 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.663%, 12/01/2028(a)(b)	493,972
		983,346
	Media Entertainment — 3.3%
758,100	Cengage Learning, Inc., 2026 Term Loan B, 3/24/2031(c)	749,359
532,658	Dotdash Meredith, Inc., 2025 Term Loan B, 6/16/2032(c)	500,198
1,244,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(c)	1,246,675
734,411	Sweetwater Borrower LLC, 2026 Term Loan B, 2/17/2033(c)	738,082
		3,234,314
	Metals & Mining — 1.8%
283,636	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 12/21/2029(c)	270,944
496,364	GrafTech Finance, Inc., 2024 Term Loan, 12/21/2029(c)	474,151
1,014,000	Worthington Steel, Inc., Term Loan B, 6/01/2033(c)	1,010,836
		1,755,931
	Oil Field Services — 0.8%
748,096	Star Holding LLC, 2024 1st Lien Term Loan B, 7/31/2031(c)	746,847
	Paper — 1.0%
1,000,000	Mativ Holdings, Inc., 2026 Term Loan B, 4/04/2033(c)	1,000,000
	Property & Casualty Insurance — 3.2%
261,337	Acrisure LLC, 2024 1st Lien Term Loan B6, 11/06/2030(c)	235,856
1,256,850	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(c)	1,213,652
992,432	Asurion LLC, 2022 Term Loan B10, 8/19/2028(c)	990,577
748,000	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.482%, 5/06/2032(a)(b)	723,690
		3,163,775
	Retailers — 3.0%
491,733	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 12.342%, 9/30/2027(b)	489,682
1,000,000	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(c)	997,920
509,353	S&S Holdings LLC, Term Loan, 3/11/2028(c)	502,986
1,000,000	Tory Burch LLC, 2026 Term Loan B, 4/30/2031(c)	995,210
		2,985,798
	Supermarkets — 0.8%
750,000	Northeast Grocery, Inc., Term Loan B, 12/13/2028(c)	753,435
	Technology — 9.7%
945,978	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 0.500%, 11/17/2031(d)	964,699
521,022	CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan, 1 mo. USD SOFR + 4.500%, 3.206%, 11/17/2031(a)(b)	531,333
821,909	Cotiviti Corp., 2024 Term Loan, 5/01/2031(c)	750,510
1,236,900	Cyberswift U.S. Finco LLC, Term Loan B, 10/08/2032(c)	1,230,716
776,035	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.927%, 10/09/2031(b)	705,804

Principal Amount	Description	Value (†)
	Technology — continued
$1,041,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(a)(b)	$945,863
500,000	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 10/31/2031(c)	492,945
295,245	GoTo Group, Inc., 2024 First Out Term Loan, 4/28/2028(c)	244,560
665,779	Imprivata, Inc., 2026 Term Loan B, 11/30/2029(c)	664,953
72,381	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 10/29/2032(c)	70,956
685,900	Trio Bidco, Inc., 2025 Term Loan B, 10/29/2032(c)	672,395
1,027,412	UKG, Inc., 2024 Term Loan B, 2/10/2031(c)	965,531
982,000	Vantor Holdings, Inc., 1st Lien Term Loan, 6 mo. USD SOFR + 4.500%, 8.118%, 3/03/2033(a)(b)	984,455
521,666	Virtusa Corp., 2024 Term Loan B, 2/15/2029(c)	450,265
		9,674,985
	Total Senior Loans (Identified Cost $41,716,843)	41,215,338

Bonds and Notes — 14.9%

Non-Convertible Bonds — 14.9%
	ABS Car Loan — 2.9%
145,000	Avis Budget Rental Car Funding LLC, Series 2026-4A, Class D, 7.670%, 12/20/2032(e)	146,401
2,000,000	Exeter Automobile Receivables Trust, Series 2026-3A, Class E, 7.420%, 7/17/2034(e)	2,010,172
750,000	Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class F, 8.164%, 7/17/2034(e)	751,951
		2,908,524
	ABS Other — 2.1%
500,000	Biz2Credit Asset Securitization LLC, Series 2026-1A, Class D, 10.327%, 7/15/2033(e)	500,769
500,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class D, 10.210%, 6/15/2032(e)	501,262
500,000	Fora Financial Asset Securitization LLC, Series 2026-1A, Class E, 12.780%, 6/15/2032(e)	501,380
605,000	Jack in the Box Funding LLC, Series 2026-1A, Class A2, 7.624%, 5/25/2056(e)	607,163
		2,110,574
	Finance Companies — 0.5%
252,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(e)	245,756
237,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(e)	245,034
		490,790
	Financial Other — 0.7%
752,000	Burford Capital Global Finance LLC, 9.250%, 7/01/2031(e)	732,170
	Food & Beverage — 0.8%
731,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(e)	738,899
	Independent Energy — 0.7%
664,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(e)	692,271
	Leisure — 0.7%
844,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(e)	711,589
Principal Amount	Description	Value (†)

	Life Insurance — 1.0%
$990,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(e)	$1,002,474
	Midstream — 0.5%
497,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(e)(f)	485,229
	Non-Agency Commercial Mortgage-Backed Securities — 0.8%
1,000,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(e)	811,194
	Pharmaceuticals — 1.0%
940,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(e)	957,221
	Refining — 0.2%
242,000	CVR Energy, Inc., 7.875%, 2/15/2034(e)	239,415
	Retailers — 1.0%
941,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(e)	973,937
	Technology — 2.0%
726,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(e)	740,391
1,143,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(e)	1,206,385
		1,946,776
	Total Non-Convertible Bonds (Identified Cost $14,828,054)	14,801,063
	Total Bonds and Notes (Identified Cost $14,828,054)	14,801,063

Equity-Linked Notes — 6.3%
225,188	Barclays Bank PLC, (McDonald’s Corp.), 12.500%, 10/26/2026(e)	215,900
228,506	Barclays Bank PLC, (Cboe Global Markets, Inc.), 15.070%, 5/19/2027(e)	209,950
222,904	Barclays Bank PLC, (Meta Platforms, Inc.), 18.410%, 2/24/2027(e)	218,155
230,748	Barclays Bank PLC, (Dollar General Corp.), 18.700%, 3/15/2027(e)	228,618
201,271	Barclays Bank PLC, (NRG Energy, Inc.), 21.700%, 4/08/2027(e)	203,212
198,826	Barclays Bank PLC, (NVIDIA Corp.), 23.090%, 12/02/2026(e)	194,531
108,842	Barclays Bank PLC, (Reddit, Inc.), 28.660%, 6/17/2027(e)	106,458
206,963	Barclays Bank PLC, (AngloGold Ashanti PLC), 29.490%, 1/20/2027(e)	202,525
199,004	BNP Paribas Issuance BV, (Costco Wholesale Corp.), 10.870%, 4/08/2027(e)	198,673
197,709	BNP Paribas Issuance BV, (Apple, Inc.), 11.910%, 4/20/2027(e)	199,677
226,774	BNP Paribas Issuance BV, (McKesson Corp.), 14.390%, 1/12/2027(e)	220,653
200,454	BNP Paribas Issuance BV, (Ross Stores, Inc.), 15.140%, 2/09/2027(e)	199,159
227,225	BNP Paribas Issuance BV, (Airbnb, Inc.), 15.870%, 5/10/2027(e)	227,725
223,808	BNP Paribas Issuance BV, (Marriott International, Inc.), 15.930%, 11/30/2026(e)	214,206

Principal Amount	Description	Value (†)

$223,349	BNP Paribas Issuance BV, (Exxon Mobile Corp.), 17.240%, 12/30/2026(e)	$213,326
197,086	BNP Paribas Issuance BV, (Estee Lauder Cos., Inc.), 19.800%, 5/17/2027(e)	197,086
203,881	BNP Paribas Issuance BV, (Vistra Corp.), 27.080%, 12/29/2026(e)	197,786
221,125	BNP Paribas Issuance BV, Series EMTR, (Bristol-Myers Squibb Co.), 18.070%, 2/02/2027(e)	225,166
226,561	Citigroup Global Markets Holdings, Inc., (Archer-Daniels-Midland Co.), 16.120%, 3/23/2027(e)	218,041
229,104	Citigroup Global Markets Holdings, Inc., (Parker-Hannifin Corp.), 16.360%, 1/26/2027(e)	239,409
224,987	Citigroup Global Markets Holdings, Inc., (The Kroger Co.), 16.860%, 12/15/2026(e)	211,043
224,220	Morgan Stanley Finance LLC, Series DMSJ, (AutoZone, Inc.), 15.000%, 3/16/2027(e)	228,419
198,442	Morgan Stanley Finance LLC, Series DMSK, (ResMed, Inc.), 14.600%, 6/30/2027(e)	198,912
199,624	Nomura America Finance LLC, (Public Storage), 11.390%, 7/08/2027(e)	199,515
227,244	Nomura America Finance LLC, (JP Morgan Chase & Co.), 12.230%, 4/26/2027(e)	233,481
224,273	Nomura America Finance LLC, (Allstate Corp.), 14.500%, 1/12/2027(e)	230,301
198,217	Nomura America Finance LLC, (Johnson Controls International PLC), 15.320%, 4/13/2027(e)	200,555
224,399	Nomura America Finance LLC, (Netflix, Inc.), 18.800%, 11/12/2026(e)	204,828
198,503	Nomura America Finance LLC, (Palantir Technologies, Inc.), 26.350%, 1/19/2027(e)	198,503
197,963	Nomura America Finance LLC, (Hewlett Packard Enterprise Co.), 26.500%, 7/13/2027(e)	199,452
	Total Equity-Linked Notes (Identified Cost $6,317,200)	6,235,265

Principal Amount	Description	Value (†)

Collateralized Loan Obligations — 3.7%
$1,000,000	Bain Capital Credit CLO Ltd., Series 2026-1A, Class E, 3 mo. USD SOFR + 4.750%, 8.429%, 4/26/2039(b)(e)	$967,500
1,750,000	Birch Grove CLO 12 Ltd., Series 2025-12A, Class E, 3 mo. USD SOFR + 4.950%, 8.614%, 4/22/2038(b)(e)	1,735,671
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, 3 mo. USD SOFR + 5.000%, 8.673%, 1/15/2038(b)(e)	987,479
	Total Collateralized Loan Obligations (Identified Cost $3,721,875)	3,690,650

Short-Term Investments — 67.7%
67,293,710
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 06/30/2026  at
2.150% to be repurchased at $67,297,729 on
7/01/2026 collateralized by $68,589,400
U.S. Treasury Note, 3.625% due 3/31/2028 valued at
$68,639,593 including accrued interest(g)
(Identified Cost $67,293,710)
		67,293,710
	Total Investments — 134.1% (Identified Cost $133,877,682)	133,236,026
	Other assets less liabilities — (34.1)%	(33,870,937)
	Net Assets — 100.0%	$99,365,089

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Unfunded, or partially unfunded, commitment.
(e)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$24,726,978 or 24.9% of net assets.

(f)	Perpetual bond with no specified maturity date.
(g)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$ —	$41,215,338	$ —	$41,215,338
Bonds and Notes(a)	—	14,801,063	—	14,801,063
Equity-Linked Notes	—	6,235,265	—	6,235,265
Collateralized Loan Obligations	—	3,690,650	—	3,690,650
Short-Term Investments	—	67,293,710	—	67,293,710
Total Investments	$—	$133,236,026	$—	$133,236,026

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.